Share-Based Compensation And Other Related Information	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation And Other Related Information

20. SHARE-BASED COMPENSATION AND OTHER RELATED INFORMATION

a.	Stock options and Common Shares issued as compensation ("Compensation Shares")
For the year ended December 31, 2018 the total share-based compensation expense relating to stock options and Compensation Shares was $3.0 million (2017 - $3.1 million) and presented as a component of general and administrative expense.

i.	Compensation shares
During the year ended December 31, 2018, the Company awarded 129,619 (2017 - 123,113 Compensation Shares with a two year vesting period) Compensation Shares with a three year vesting period as compensation.
During the year ended December 31, 2018, 10,338 Common Shares were issued to Directors in lieu of Directors fees of $0.2 million (2017 - 12,291 Common Shares in lieu of fees of $0.2 million).

ii.	Stock options
During the year ended December 31, 2018, the Company granted 149,163 (2017 – 91,945 stock options) stock options with a two year vesting period as compensation.
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2016	1,310,864	$16.81
Granted	91,945	$18.64
Exercised	(307,266)	$11.24
Expired	(61,891)	$40.22
Forfeited	(97,529)	$23.60
As at December 31, 2017	936,123	$16.56
Granted	149,163	17.53
Exercised	(125,762)	$11.14
Expired	(211,614)	24.90
Forfeited	(49,523)	$19.49
As at December 31, 2018	698,387	$15.00

The following table summarizes information about the Company's stock options outstanding at December 31, 2018:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2018	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2018	Weighted Average Exercise Price CAD$
$9.76 - $11.57	232,883	43.08	$10.07	232,883	$10.07
$11.58 - $17.01	97,043	40.16	$12.50	97,043	$12.50
$17.02 - $18.53	230,811	57.74	$17.88	81,648	$18.53
$18.54 - $23.61	137,650	67.28	$20.29	91,680	$21.12
	698,387	52.29	$15.00	503,254	$13.92

The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2018	2017
Expected life	4.0	4.0
Expected volatility	43.8%	41.9%
Expected dividend yield	2.1%	2.6%
Risk-free interest rate	2.5%	2.2%
Weighted average exercise price (CAD$)	$17.53	$18.64
Weighted average fair value (CAD$)	$5.90	$5.30

b.	PSUs
PSUs are notional share units that mirror the market value of the Company’s Common Shares. Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The Board of Directors approved the issuance of 117,328 PSUs for 2018 with a share price of CAD $17.48 (2017 - 54,962 PSUs approved at a share price of CAD $19.04). Compensation expense for PSUs was $1.0 million for the year ended December 31, 2018 (2017 - $1.0 million) and is presented as a component of general and administrative expense.
At December 31, 2018, the following PSUs were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2016	141,790	$2,152
Granted	54,962	823
Paid out	(30,408)	(875)
Forfeited	—	—
Change in value	—	511
As at December 31, 2017	166,344	$2,611
Granted	117,328	1,532
Paid out	(73,263)	(1,528)
Forfeited	—	—
Change in value	—	476
As at December 31, 2018	210,409	$3,091

c.	RSUs
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. The RSUs are settled in cash or Common Shares at the discretion of the Board of Directors and vest in three installments, the first 33.3% vest on the first anniversary date of the grant, the second 33.3% vest on the second anniversary date of the grant, and a further 33.3% vest on the third anniversary date of the grant. Additionally, RSU value is adjusted to reflect dividends paid on Common Shares over the vesting period.
Compensation expense for RSUs was $1.7 million for the year ended December 31, 2018 (2017 – $2.0 million) and is presented as a component of general and administrative expense.
At December 31, 2018, the following RSUs were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2016	315,423	$4,764
Granted	184,187	2,698
Paid out	(222,006)	(3,257)
Forfeited	(15,591)	(243)
Change in value	—	136
As at December 31, 2017	262,013	$4,098
Granted	244,961	3,207
Paid out	(156,715)	(2,181)
Forfeited	(21,436)	(313)
Change in value	—	(1,187)
As at December 31, 2018	328,823	$3,624

d.	Issued share capital
The Company is authorized to issue 200,000,000 Common Shares of no par value.

e.	Dividends
The Company declared the following dividends for the period starting January 1, 2017 until March 12, 2019:

Declaration Date	Record date	Dividend per common share
February 20, 2019 (1)	March 4, 2019	$0.0350
November 6, 2018	November 19, 2018	$0.0350
August 8, 2018	August 20, 2018	$0.0350
May 9, 2018	May 22, 2018	$0.0350
February 20, 2018	March 5, 2018	$0.0350
November 8, 2017	November 20, 2017	$0.0250
August 9, 2017	August 21, 2017	$0.0250
May 9, 2017	May 23, 2017	$0.0250
February 14, 2017	February 27, 2017	$0.0250

(1)	These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.